Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party [Abstract]
RELATED PARTY TRANSACTIONS
23.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2022:

Name of related parties	Relationship with the Company
Tu Jingyi (“Mr. Tu”)	Controlling shareholder
Guardforce TH Group Company Limited	Mr. Tu’s father is the majority shareholder
Guardforce Security (Thailand) Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Bangkok Bank Public Company Limited	Minority shareholder
Guardforce Aviation Security Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce AI Technology Limited	Holding Company
Guardforce AI Service Limited	Holding Company
Guardforce Holdings (HK) Limited	Controlled by Mr. Tu’s father
Guardforce Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	Controlled by Mr. Tu
Perfekt Technology & System Co., Ltd.	Mr. Tu’s father is the majority shareholder of its ultimate holding company
GF Robotics Malaysia Sdn. Bhd	Controlled by Mr. Tu’s brother until January 20, 2022 when it was acquired by the Company
Macau GF Robotics Limited	Controlled by Mr. Tu’s brother until February 9, 2022 when it was acquired by the Company
Quantum Infosec Inc (“Quantum”)	Minority shareholder of Handshake
Richard Stagg	Director of Handshake
GF Technovation Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	Controlled by Mr. Tu
Nanjing Zhongzhi Yonghao Robot Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Nanchang Zongkun Intelligent Technology Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Guardforce Qiyun Technology Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Shanghai Yongan Security Alarm System Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
CSF Mingda Technology Co., Ltd	Mr. Tu is the majority shareholder of its ultimate holding company

The principal related party balances as of December 31, 2022 and 2021 and transactions for the years ended December 31, 2022, 2021 and 2020 are as follows:

Amounts due from related parties:

		As of December 31,
		2022	2021
Guardforce TH Group Company Limited	(c)	$894	$6,335
Guardforce AI Technology Limited	(c)	423	626
Guardforce AI Service Limited	(c)	423	626
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(a)	7,312,883	-
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(b)	7,020,000	-
Nanjing Zhongzhi Yonghao Robot Co., Ltd.	(c)	7,297	-
Nanchang Zongkun Intelligent Technology Co., Ltd.	(c)	7,310	-
Sichuan Qiantu Guardforce Robot Technology Co., Ltd.	(c)	3,777	-
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd.	(c)	144,737	-
CSF Mingda Technology Co., Ltd	(c)	11,129	-
GF Robotics Malaysia Sdn. Bhd	(d)	-	11,973
Macau GF Robotics Limited	(d)	-	5,058
Quantum Infosec Inc		-	1,389
		$14,508,873	$26,007

(a)	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited comprised of $4,481,346 representing prepayments for the purchase of robots from a related party, $2,773,560 receivables in connection with the robots returned to a related party and $57,977 expense paid on behalf of a related party.

(b)

On May 24, 2022, the Company entered into a securities purchase agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in seven Kewei Group companies from Shenzhen Kewei. The acquisition purchase price of $21,600,000 were paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%) at $2.00 per share. During the year ended December 31, 2022, the Company has fully paid the purchase considerations. Cash amount of $2,160,000 was paid and 9,720,000 restricted ordinary shares of the Company were issued. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares. The restricted ordinary shares issued was valued at the $0.50 per share, as a result of the 2023 share consolidation, the value became $20 per share, based on the market share price at the issuance date, the equity portion of the deposit paid for business acquisitions was $4,860,000.

On September 13, 2022, the Company terminated the securities purchase agreement, the cash paid to Shenzhen Kewei was agreed to be refunded and the shares issued to Shenzhen Kewei was agreed to be returned within 90 days of the signing of the termination agreement. On February 13, 2023, after the 2023 share consolidation, 243,000 restricted ordinary shares amounting to $4,860,000 were returned to and cancelled by the Company.

On March 31, 2023, shareholders’ of Shenzhen Kewei returned RMB2,000,000 (approximately $291,000) to the Company and committed to return the remaining balance by three quarterly installments due on June 30, 2023, September 30, 2023 and December 31, 2023, respectively.

(c)	Amounts due from these related parties represent business advances for operational purposes.

(d)	The Company acquired GF Robotics Malaysia Sdn. Bhd and Macau GF Robotics Limited on January 20, 2022 and February 9, 2022, respectively. The amounts due from these related parties as of December 31, 2021 became intra-group balances which have been eliminated on consolidation as of December 31, 2022.

Amounts due to related parties:

		As of December 31,
		2022	2021
Tu Jingyi	(a)	$210,028	$109,607
Shenzhen Junwei Investment Development Company Limited		-	-
Guardforce Holdings (HK) Limited	(b)	394,016	163,590
Guardforce Security (Thailand) Company Limited	(c)	77,413	-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited		-	301,853
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(d)	2,403,555	-
Shenzhen Zhongzhi Yonghao Robot Co., Ltd.	(e)	394,151	-
Shenzhen Qianban Technology Co., Ltd.	(e)	99,733	-
Guardforce Security Service (Shanghai) Co., Ltd.	(e)	267,764	-
Shenzhen Guardforce Qiyun Technology Co., Ltd.	(e)	189	-
Shanghai Yongan Security Alarm System Co., Ltd.	(e)	21,842	-
Richard Stagg		-	15,976
		$3,868,691	$591,026

(a)	Amounts due to Mr. Tu Jingyi comprised of $78,862 advances made and $131,166 accrued interests on the loans.

(b)	Amounts due to Guardforce Holdings (HK) Limited comprised of $195,398 advances made and $198,618 accrued interests on the loans.

(c)	Amounts due to Guardforce Security (Thailand) Company Limited represent accounts payable for services provided by a related party.

(d)	Amounts due to Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries comprised of $2,608,341 representing trade payables for the purchase of robots from a related party and $12,320 expense paid on behalf by a related party, offset with $217,106 prepayment to a related party for the development of a general security solutions platform that the platform was completed in January 2023.

(e)	Amounts due to related parties represent business advances for operational purposes.

Short-term borrowing from a related party:

		As of December 31,
		2022	2021
Guardforce Holdings (HK) Limited	(a)	$3,148,500	$-

Long-term borrowings from related parties:

		As of December 31,
		2022	2021
Guardforce Holdings (HK) Limited	(a)	$18,346	$3,895,500
Tu Jingyi	(b)	1,437,303	1,437,303
		$1,455,649	$5,332,803

(a)

On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2022, 2021 and 2020, the Company repaid $728,654, $245,000 and $507,998 to partially settle the principal, respectively. The loan was extended to December 22, 2022 bearing interest rate at 2%. On July 26, 2022, the outstanding balance of this loan was extended to June 30, 2025 with the same terms and conditions. For the years ended December 31, 2022, 2021 and 2020, interest expense on this loan was $183, $14,940 and $19,840, respectively. This loan is classified as long-term borrowings from a related party.

On April 17, 2020, the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023. For the year ended December 31, 2022, 2021 and 2020, interest expense on this loan was $27,350, $54,700 and $34,187, respectively. This loan is classified as short-term borrowings from a related party.

On September 9, 2020, the Company borrowed $413,500. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the years ended December 31, 2022, 2021 and 2020, interest expense on this loan was $4,135, $8,270 and $2,757, respectively. This loan is classified as short-term borrowings from a related party.

(b)	On September 1, 2018, the Company entered into an agreement with Mr. Tu Jingyi whereby Mr. Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 3%. The loan was expired on August 31, 2019, which was extended to August 31, 2020. On September 1, 2020, the Company further extended the loan to August 31, 2022 with an interest rate at 1.5%. On July 26, 2022, the outstanding balance of this loan was extended to June 30, 2025 with the same terms and conditions. For the years ended December 31, 2022, 2021 and 2020, interest expense on this loan was $10,780, $21,560 and $35,933, respectively. This loan is classified as long-term borrowings from a related party.

Related party transactions:

		For the years ended December 31,
	Nature	2022	2021	2020
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$792,499	$763,256	$714,625
Guardforce Aviation Security Company Limited	(b)	4,052	5,739	13,190
Perfekt Technology & System Co., Ltd.	(c)	-	6,850	35,842
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(d)	5,964,199	5,702,103	1,584,873
Shenzhen Kewei Robot Technology Co., Limited - Purchases	(e)	1,196,450	-	-
Shenzhen Kewei Robot Technology Co., Limited - ICP	(f)	3,000,000	-	-
		$7,823,592	$6,477,948	$2,348,530

Service/ Products delivered to related parties:
Bangkok Bank Public Company Limited		$-	$-	$9,726
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Commission		-	-	158,487
Guardforce Limited	(g)	-	12,846	205,589
GF Technovation Company Limited	(g)	146,243	98,781	-
		$146,243	$111,627	$373,802

Nature of transactions:

(a)	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.

(b)	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.

(c)	Perfekt Technology & System Co., Ltd. provided security equipment to the Company.

(d)	The Company paid $13,219,105 to Shenzhen Intelligent Guardforce Robot Technology Co., Limited for the purchase of robots, in which robots amounting to $4,481,346 had yet delivered, and robots amounting to $2,773,560 were returned by the Company.

(e)	The Company paid $1,785,617 to Shenzhen Kewei Robot Technology Co., Limited for the purchased robots amounting to $1,611,782, in which robots amounting to $415,332 were returned by the Company.

(f)	On February 8, 2022, the Company entered into a Commission Development Agreement with Shenzhen Kewei Robot Technology Co., Limited for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid in 2022 as a one-time lump sum payment after the execution of the agreement.

(g)	The Company sold robots to GF Technovation Company Limited.